(LOSS) PER SHARE (Details 1) - shares	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Share options [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,963,420	1,217,300
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	378,740	378,740